Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease
5.	Lease

The following table presents balances reported in the Consolidated Balance Sheets related to the Group’s leases:

	As of December 31,
	2023	2024
	RMB	RMB
Right-of-use assets	183	1,413
Lease liabilities	140	1,462

The following table presents operating lease cost reported in the Consolidated Statements of Operations and Comprehensive Income/(Loss) related to the Group’s leases:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease cost	1,170	1,153
Short-term lease cost	4,691	1,314
Total	5,861	2,467

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2023 and 2024 to the present value of its operating lease payments:

	As of December 31,
	2023	2024
	RMB	RMB
2024	114	—
2025	19	1,354
2026	10	131
Total undiscounted operating lease payments	143	1,485
Less: imputed interest	(3)	(23)
Present value of operating lease liabilities	140	1,462

As of December 31, 2024, the weighted-average remaining lease term on these leases is approximately 0.89 years and the weighted-average discount rate used to measure the lease liabilities is approximately 3.39%. For the year ended December 31, 2024, the operating lease cost was RMB1,153, including the amortization expenses of right-of-use assets RMB1,109 and the interest expenses of lease liabilities RMB44.